Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure		$ 3,000,000	$ 3,250,000		$ 3,000,000
Depreciation, total		195,858		$ 27,814,901	37,125,903	$ 37,455,093
Impairment of long-lived assets held-for-use	$ 529,532		49,977		54,142
Impairment of long-lived assets to be disposed of					1,333,950
Gas Prodigy and Gas Spirit Vessels [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net				220,404
Impairment of long-lived assets to be disposed of				45,578
Assets held-for-sale, long lived, fair value disclosure				$ 10,800,000
Eco Loyalty [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net		$ 250,000			$ 250,000
Assets held-for-sale, long lived, fair value disclosure			12,500,000
Assets held for sale, costs to sell			$ 12,250,000